UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/15

The following Form N-Q relates only to Dreyfus High Yield Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
March 31, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--91.9%		Rate (%)	Date	Amount ($) [a]		Value ($)
Aerospace & Defense--.7%
CPI International,
Gtd. Notes		8.75	2/15/18	3,410,000	b	3,508,038
TransDigm,
Gtd. Notes		6.00	7/15/22	1,760,000		1,768,800
TransDigm,
Gtd. Notes		6.50	7/15/24	3,550,000		3,585,500
						8,862,338
Automotive--1.9%
Gates Global,
Gtd. Notes	EUR	5.75	7/15/22	1,700,000		1,695,394
Gates Global,
Gtd. Notes		6.00	7/15/22	6,250,000	c,d	5,929,687
Goodyear Tire & Rubber,
Gtd. Notes		7.00	5/15/22	885,000		973,500
MPG Holding Company,
Gtd. Notes		7.38	10/15/22	5,570,000	d	5,980,788
Schaeffler Finance,
Sr. Scd. Notes		4.75	5/15/23	2,155,000	d	2,181,937
Schaeffler Finance,
Sr. Scd. Notes		7.75	2/15/17	1,100,000	d	1,234,750
Schaeffler Holding Finance,
Sr. Scd. Notes		6.75	11/15/22	3,950,000	d	4,285,750
Schaeffler Holding Finance,
Sr. Scd. Notes		6.88	8/15/18	1,315,000	d	1,379,106
						23,660,912
Banking--4.2%
Ally Financial,
Sr. Unscd. Notes		4.13	2/13/22	2,325,000		2,272,687
Ally Financial,
Gtd. Notes		4.75	9/10/18	2,885,000		2,975,156
Ally Financial,
Gtd. Notes		8.00	11/1/31	1,190,000		1,491,963
Barclays,
Jr. Sub. Bonds	EUR	6.50	6/15/49	5,610,000	b	6,240,237
Deutsche Bank,
Jr. Sub. Notes	EUR	6.00	5/31/49	2,200,000	b	2,395,628
Lloyds Banking Group,
Jr. Sub. Bonds		6.27	11/29/49	4,409,000	b,d	4,574,337
Lloyds Banking Group,
Jr. Sub. Notes		6.66	1/29/49	3,260,000	b,d	3,724,550
Lloyds Banking Group,
Jr. Sub. Bonds		7.50	4/30/49	10,091,000	b	10,746,915
Royal Bank of Scotland Group,
Jr. Sub. Notes	EUR	5.50	11/29/49	3,250,000		3,501,887
Royal Bank of Scotland Group,

Sub. Notes	6.00	12/19/23	7,530,000		8,390,318
Royal Bank of Scotland Group,
Sub. Notes	6.13	12/15/22	3,660,000		4,127,924
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	1,030,000	b	1,163,829
					51,605,431
Building Materials--1.6%
Allegion US Holding,
Gtd. Notes	5.75	10/1/21	4,690,000		4,924,500
American Builders & Contractors
Supply, Sr. Unscd. Notes	5.63	4/15/21	3,490,000	d	3,542,350
Gibraltar Industries,
Gtd. Notes	6.25	2/1/21	3,240,000	b	3,304,800
Nortek,
Gtd. Notes	8.50	4/15/21	2,000,000		2,150,000
Ply Gem Industries,
Sr. Unscd. Notes	6.50	2/1/22	1,500,000		1,432,500
RSI Home Products,
Scd. Notes	6.50	3/15/23	4,670,000	d	4,775,075
					20,129,225
Cable-Satellite--7.7%
Altice Financing,
Sr. Scd. Notes	6.63	2/15/23	4,665,000	d	4,828,275
Altice Finco,
Gtd. Notes	7.63	2/15/25	3,745,000	d	3,857,350
Cablevision Systems,
Sr. Unscd. Notes	8.63	9/15/17	2,435,000		2,745,462
CCO Holdings,
Gtd. Notes	5.75	9/1/23	2,350,000		2,464,562
CCO Holdings,
Gtd. Notes	6.63	1/31/22	3,735,000		4,005,787
CCOH Safari,
Gtd. Notes	5.50	12/1/22	6,145,000		6,298,625
Cequel Communications Holdings I,
Sr. Unscd. Notes	6.38	9/15/20	4,490,000	d	4,753,787
DISH DBS,
Gtd. Notes	5.88	7/15/22	1,900,000		1,935,625
DISH DBS,
Gtd. Notes	5.88	11/15/24	4,919,000		4,937,446
DISH DBS,
Gtd. Notes	6.75	6/1/21	4,740,000		5,059,950
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	5,745,000		6,341,044
Intelsat Jackson Holdings,
Gtd. Bonds	6.63	12/15/22	2,630,000		2,551,100
Intelsat Jackson Holdings,
Gtd. Notes	7.25	10/15/20	7,040,000		7,268,800
Intelsat Luxembourg,
Gtd. Bonds	7.75	6/1/21	13,550,000	c	12,550,687
RCN Telecom Services,
Sr. Unscd. Notes	8.50	8/15/20	5,920,000	d	6,304,800
Unitymedia KabelBW,

Gtd. Notes	6.13	1/15/25	1,600,000	d	1,696,000
UPCB Finance V,
Sr. Scd. Notes	7.25	11/15/21	4,225,000	d	4,568,281
Virgin Media Finance,
Gtd. Notes	5.75	1/15/25	1,440,000	d	1,498,032
Virgin Media Finance,
Gtd. Notes	6.00	10/15/24	1,330,000	d	1,401,488
Virgin Media Finance,
Gtd. Notes	6.38	4/15/23	5,175,000	d	5,537,250
Virgin Media Secured Finance,
Sr. Scd. Notes	5.38	4/15/21	1,375,000	d	1,448,906
Wave Holdco,
Sr. Unscd. Notes	8.25	7/15/19	1,995,000	d	2,052,356
					94,105,613
Chemicals--2.4%
Axalta Coating Systems/Dutch,
Gtd. Notes	7.38	5/1/21	295,000	d	318,600
Consolidated Energy Finance,
Gtd. Notes	6.75	10/15/19	4,317,000	d	4,370,962
Eco Services,
Sr. Unscd. Notes	8.50	11/1/22	2,310,000	d	2,344,650
Hexion U.S. Finance,
Sr. Scd. Notes	6.63	4/15/20	1,225,000		1,127,000
Hexion U.S. Finance,
Sr. Scd. Notes	8.88	2/1/18	3,360,000		2,973,600
Hexion U.S. Finance,
Scd. Notes	9.00	11/15/20	2,755,000		1,956,050
INEOS Group Holdings,
Scd. Notes	5.88	2/1/19	2,010,000	c,d	1,992,413
INEOS Group Holdings,
Scd. Notes	6.13	8/15/18	8,081,000	c,d	8,161,810
Pinnacle Operating,
Scd. Notes	9.00	11/15/20	3,420,000	d	3,462,750
TPC Group,
Sr. Scd. Notes	8.75	12/15/20	2,580,000	d	2,373,600
					29,081,435
Construction Machinery--1.5%
Ahern Rentals,
Scd. Notes	9.50	6/15/18	2,980,000	d	3,169,975
Ashtead Capital,
Scd. Notes	6.50	7/15/22	4,457,000	d	4,768,990
H&E Equipment Services,
Gtd. Notes	7.00	9/1/22	3,245,000	c	3,358,575
Jurassic Holdings III,
Scd. Notes	6.88	2/15/21	7,780,000	d	6,807,500
					18,105,040
Consumer Cyclical Services--1.3%
Reliance Intermediate,
Sr. Scd. Notes	6.50	4/1/23	4,819,000	d	4,945,499
ServiceMaster,
Gtd. Notes	7.00	8/15/20	2,493,000		2,661,277
ServiceMaster,

Gtd. Notes		8.00	2/15/20	1,247,000		1,321,820
West,
Gtd. Notes		5.38	7/15/22	6,905,000	d	6,766,900
						15,695,496
Diversified Manufacturing--1.1%
Accudyne Industries,
Gtd. Notes		7.75	12/15/20	5,980,000	d	5,367,050
Gardner Denver,
Sr. Unscd. Notes		6.88	8/15/21	6,095,000	c,d	5,515,975
Griffon,
Gtd. Notes		5.25	3/1/22	3,170,000		3,139,409
						14,022,434
Electric--3.6%
AES,
Sr. Unscd. Notes		7.38	7/1/21	9,565,000		10,664,975
AES,
Sr. Unscd. Notes		8.00	6/1/20	1,045,000		1,199,137
Calpine,
Sr. Unscd. Notes		5.75	1/15/25	1,800,000		1,820,250
Calpine,
Sr. Scd. Notes		6.00	1/15/22	7,029,000	d	7,556,175
Calpine,
Sr. Scd. Notes		7.88	1/15/23	3,000	d	3,331
Dynegy Finance I/II,
Sr. Scd. Notes		6.75	11/1/19	1,700,000	d	1,761,625
Dynegy Finance I/II,
Sr. Scd. Notes		7.38	11/1/22	3,220,000	d	3,397,100
Dynegy Finance I/II,
Sr. Scd. Notes		7.63	11/1/24	2,845,000	d	2,990,806
NRG Energy,
Gtd. Notes		6.25	7/15/22	3,650,000		3,768,625
NRG Energy,
Gtd. Notes		6.63	3/15/23	3,250,000		3,380,000
NRG Energy,
Gtd. Notes		7.88	5/15/21	4,090,000		4,417,200
Viridian Group Fundco II,
Sr. Scd. Notes	EUR	7.50	3/1/20	3,185,000		3,526,541
						44,485,765
Energy--9.6%
Antero Resources,
Gtd. Notes		5.13	12/1/22	5,510,000	c	5,317,150
Antero Resources,
Gtd. Notes		5.63	6/1/23	1,160,000	d	1,149,850
Bonanza Creek Energy,
Gtd. Notes		6.75	4/15/21	7,345,000		7,179,737
California Resources,
Gtd. Notes		5.50	9/15/21	4,300,000	c,d	3,836,460
Carrizo Oil & Gas,
Gtd. Notes		7.50	9/15/20	6,395,000		6,602,837
Chesapeake Energy,
Gtd. Notes		5.75	3/15/23	3,300,000	c	3,234,000
Chesapeake Energy,

Gtd. Notes	6.63	8/15/20	4,790,000		4,969,625
Crestwood Midstream Partners,
Gtd. Notes	6.13	3/1/22	5,290,000		5,356,125
Crestwood Midstream Partners,
Gtd. Notes	6.25	4/1/23	1,480,000	d	1,498,500
Diamondback Energy,
Gtd. Notes	7.63	10/1/21	7,451,000		7,879,432
Ferrellgas,
Sr. Unscd. Notes	6.75	1/15/22	6,686,000		6,835,766
Ferrellgas Partners,
Sr. Unscd. Notes	8.63	6/15/20	1,585,000		1,644,437
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	5,395,000		5,084,787
Genesis Energy,
Gtd. Notes	5.63	6/15/24	3,370,000		3,184,650
Genesis Energy,
Gtd. Notes	5.75	2/15/21	3,540,000		3,433,800
Halcon Resources,
Gtd. Notes	9.75	7/15/20	7,300,000	c	5,183,000
Jones Energy Holdings,
Gtd. Notes	6.75	4/1/22	6,232,000		5,858,080
Laredo Petroleum,
Gtd. Notes	5.63	1/15/22	3,400,000	c	3,315,000
Newfield Exploration,
Sr. Unscd. Notes	5.38	1/1/26	1,695,000		1,715,340
Newfield Exploration,
Sr. Sub. Notes	6.88	2/1/20	2,655,000		2,749,120
Northern Oil and Gas,
Sr. Unscd. Notes	8.00	6/1/20	5,890,000	c	5,256,825
Rose Rock Midstream,
Gtd. Notes	5.63	7/15/22	5,160,000	c	5,108,400
Rosetta Resources,
Gtd. Notes	5.63	5/1/21	5,469,000		5,168,205
Rosetta Resources,
Gtd. Notes	5.88	6/1/22	691,000		654,722
Rosetta Resources,
Gtd. Notes	5.88	6/1/24	1,575,000	c	1,472,625
RSP Permian,
Gtd. Notes	6.63	10/1/22	1,285,000	c,d	1,297,850
Sanchez Energy,
Gtd. Notes	6.13	1/15/23	680,000	c	614,550
Sanchez Energy,
Gtd. Notes	7.75	6/15/21	5,350,000	c	5,216,250
Unit,
Gtd. Notes	6.63	5/15/21	7,700,000		7,276,500
					118,093,623
Environmental--1.5%
Abengoa Finance,
Gtd. Notes	7.75	2/1/20	7,682,000	c,d	7,413,130
Abengoa Finance,
Gtd. Notes	8.88	11/1/17	1,900,000	c,d	1,947,500
ADS Waste Holdings,

Gtd. Notes		8.25	10/1/20	8,410,000		8,830,500
						18,191,130
Finance Companies--6.1%
Aircastle,
Sr. Unscd. Notes		5.50	2/15/22	2,350,000		2,505,687
American Capital,
Sr. Unscd. Notes		6.50	9/15/18	4,265,000	d	4,462,256
Cabot Financial,
Sr. Scd. Notes	GBP	10.38	10/1/19	2,250,000		3,684,749
CIT Group,
Sr. Unscd. Notes		5.00	8/15/22	7,220,000		7,427,575
CIT Group,
Sr. Unscd. Notes		5.50	2/15/19	2,000,000	d	2,085,000
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	7,755,000	d	7,735,613
HUB International,
Sr. Unscd. Notes		7.88	10/1/21	4,755,000	d	4,885,763
Icahn Enterprises,
Gtd. Notes		5.88	2/1/22	3,150,000		3,256,312
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	7,840,000		9,564,800
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	2,395,000		3,044,644
KCG Holdings,
Sr. Scd. Notes		6.88	3/15/20	3,750,000	d	3,667,500
Ladder Capital Finance Holdings,
Sr. Unscd. Notes		7.38	10/1/17	5,385,000		5,560,012
Provident Funding Associates,
Gtd. Notes		6.75	6/15/21	4,300,000	c,d	4,117,250
USI,
Sr. Unscd. Notes		7.75	1/15/21	7,865,000	d	8,100,950
York Risk Services Holding,
Gtd. Notes		8.50	10/1/22	4,630,000	d	4,392,713
						74,490,824
Food & Beverages--1.1%
Acosta,
Sr. Unscd. Notes		7.75	10/1/22	7,150,000	d	7,409,187
Post Holdings,
Gtd. Notes		7.38	2/15/22	5,900,000		6,121,250
						13,530,437
Gaming--2.7%
GLP Capital,
Gtd. Notes		5.38	11/1/23	1,884,000		1,957,005
International Game Technology,
Sr. Scd. Notes		6.25	2/15/22	9,005,000	d	8,824,900
MGM Resorts International,
Gtd. Notes		6.00	3/15/23	1,813,000	c	1,871,922
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	4,377,000		4,940,539
Penn National Gaming,
Sr. Unscd. Notes		5.88	11/1/21	5,495,000	c	5,481,262
Scientific Games International,

Sr. Scd. Notes		7.00	1/1/22	1,840,000	c,d	1,890,600
Scientific Games International,
Gtd. Notes		10.00	12/1/22	8,810,000	d	8,281,400
						33,247,628
Health Care--5.7%
Amsurg,
Gtd. Notes		5.63	11/30/20	3,025,000		3,100,625
Auris Luxembourg II,
Sr. Unscd. Bonds	EUR	8.00	1/15/23	2,500,000		2,916,765
CHS/Community Health Systems,
Gtd. Notes		6.88	2/1/22	5,000,000	c	5,368,750
ConvaTec Finance International,
Sr. Unscd. Notes		8.25	1/15/19	6,075,000	d	6,154,734
HCA Holdings,
Sr. Unscd. Notes		6.25	2/15/21	3,200,000		3,467,840
HCA,
Sr. Scd. Notes		4.75	5/1/23	1,980,000		2,059,200
HCA,
Sr. Scd. Notes		5.00	3/15/24	3,400,000		3,612,500
HCA,
Gtd. Notes		5.38	2/1/25	1,920,000		2,023,200
HCA,
Gtd. Notes		7.50	2/15/22	6,310,000		7,374,812
Kindred Healthcare,
Gtd. Notes		6.38	4/15/22	4,345,000		4,404,744
Kindred Healthcare,
Gtd. Notes		8.75	1/15/23	5,380,000	d	5,918,000
Physio-Control International,
Sr. Scd. Notes		9.88	1/15/19	5,199,000	d	5,549,932
Surgical Care Affiliates,
Gtd. Notes		6.00	4/1/23	3,945,000	d	3,994,312
Tenet Healthcare,
Sr. Unscd. Notes		8.13	4/1/22	9,085,000		10,038,925
United Surgical Partners
International, Gtd. Notes		9.00	4/1/20	4,185,000		4,514,569
						70,498,908
Home Construction--2.6%
Ashton Woods USA/Finance,
Sr. Unscd. Notes		6.88	2/15/21	5,893,000	d	5,377,362
Brookfield Residential Properties,
Gtd. Notes		6.50	12/15/20	5,435,000	d	5,706,750
Shea Homes,
Sr. Unscd. Notes		5.88	4/1/23	2,184,000	d	2,233,140
Shea Homes,
Sr. Unscd. Notes		6.13	4/1/25	1,560,000	d	1,579,500
Taylor Morrison Communities,
Gtd. Notes		5.25	4/15/21	835,000	d	830,825
Taylor Morrison Communities,
Gtd. Notes		5.63	3/1/24	2,600,000	d	2,554,500
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	2,411,000	d	2,567,715
TRI Pointe Holdings,

Sr. Unscd. Notes		5.88	6/15/24	1,160,000	d	1,138,250
Weekley Homes,
Sr. Unscd. Bonds		6.00	2/1/23	4,122,000		3,967,425
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	5,290,000		5,752,875
						31,708,342
Industrial Services--3.2%
AECOM,
Gtd. Notes		5.75	10/15/22	3,172,000	d	3,290,950
Algeco Scotsman Global Finance,
Sr. Scd. Notes		8.50	10/15/18	4,355,000	c,d	4,338,669
Algeco Scotsman Global Finance,
Sr. Scd. Notes	EUR	9.00	10/15/18	2,125,000	c	2,284,897
Algeco Scotsman Global Finance,
Gtd. Notes		10.75	10/15/19	5,130,000	c,d	4,232,250
Galapagos Holding,
Sr. Scd. Notes	EUR	7.00	6/15/22	5,750,000	d	5,981,726
Hillman Group,
Sr. Unscd. Notes		6.38	7/15/22	5,100,000	d	5,125,500
Interline Brands,
Sr. Unscd. Notes		10.00	11/15/18	3,401,000	c	3,579,553
StoneMor Partners,
Gtd. Bonds		7.88	6/1/21	2,645,000		2,790,475
TMF Group Holding,
Gtd. Notes	EUR	9.88	12/1/19	2,665,000		3,081,018
Zachry Holdings,
Sr. Unscd. Notes		7.50	2/1/20	4,655,000	d	4,445,525
						39,150,563
Media/Entertainment--3.6%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		6.50	11/15/22	4,265,000		4,510,238
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. A		7.63	3/15/20	625,000		650,000
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		7.63	3/15/20	2,460,000	c	2,601,450
Cumulus Media Holdings,
Gtd. Notes		7.75	5/1/19	3,150,000	c	3,098,813
Gray Television,
Gtd. Notes		7.50	10/1/20	6,290,000		6,651,675
iHeartCommunications,
Sr. Scd. Notes		9.00	12/15/19	3,935,000		3,910,406
iHeartCommunications,
Gtd. Notes		14.00	2/1/21	4,142,270	c	3,308,638
Lamar Media,
Gtd. Notes		5.38	1/15/24	4,105,000		4,299,988
Nexstar Broadcasting,
Gtd. Notes		6.88	11/15/20	5,200,000	c	5,512,000
Sinclair Television Group,
Gtd. Notes		5.63	8/1/24	4,740,000	d	4,846,650
Sinclair Television Group,
Gtd. Notes		6.38	11/1/21	2,105,000		2,236,563
Townsquare Radio,

Gtd. Notes		9.00	4/1/19	2,200,000	d	2,347,642
						43,974,063
Metals & Mining--3.0%
ArcelorMittal,
Sr. Unscd. Bonds		10.60	6/1/19	3,767,000	b	4,621,638
Calcipar,
Sr. Scd. Notes		6.88	5/1/18	5,540,000	d	5,636,950
Consol Energy,
Gtd. Notes		5.88	4/15/22	4,015,000		3,653,650
FMG Resources (August 2006),
Gtd. Notes		8.25	11/1/19	5,476,000	c,d	4,729,895
Global Brass & Copper,
Sr. Scd. Notes		9.50	6/1/19	2,745,000		2,957,738
Murray Energy,
Scd. Notes		8.63	6/15/21	4,800,000	d	5,040,000
Ryerson,
Sr. Scd. Notes		9.00	10/15/17	5,575,000		5,644,688
Steel Dynamics,
Gtd. Notes		5.13	10/1/21	3,915,000	d	3,959,044
						36,243,603
Packaging--4.1%
Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	9,092,000	d	9,796,630
Ardagh Finance Holdings,
Sr. Unscd. Notes		8.63	6/15/19	5,319,107	c,d	5,568,467
Ardagh Packaging Finance,
Gtd. Notes		6.75	1/31/21	7,750,000	c,d	7,866,250
Beverage Packaging Holdings II,
Gtd. Notes		6.00	6/15/17	3,350,000	d	3,366,750
BWAY Holding,
Sr. Unscd. Notes		9.13	8/15/21	9,715,000	d	10,152,175
Reynolds Group,
Gtd. Notes		9.88	8/15/19	1,941,000		2,086,575
SGD Group,
Sr. Scd. Bonds	EUR	5.63	5/15/19	2,700,000		2,985,178
Signode Industrial Group,
Sr. Unscd. Notes		6.38	5/1/22	8,055,000	d	8,044,931
						49,866,956
Paper--.9%
Mercer International,
Gtd. Notes		7.75	12/1/22	4,295,000	c	4,574,175
Sappi Papier Holding,
Sr. Scd. Notes		6.63	4/15/21	3,945,000	d	4,157,044
Sappi Papier Holding,
Sr. Scd. Notes		7.75	7/15/17	1,075,000	d	1,171,750
Sappi Papier Holding,
Sr. Scd. Notes		8.38	6/15/19	895,000	d	966,600
						10,869,569
Pharmaceuticals--2.1%
Capsugel,
Sr. Unscd. Notes		7.00	5/15/19	6,164,000	d	6,275,723
JLL/Delta Dutch Newco,

Sr. Unscd. Notes	7.50	2/1/22	4,890,000	d	5,103,938
Valeant Pharmaceuticals
International, Gtd. Notes	5.50	3/1/23	1,200,000	d	1,215,000
Valeant Pharmaceuticals
International, Gtd. Notes	5.63	12/1/21	385,000	d	391,738
Valeant Pharmaceuticals
International, Gtd. Notes	6.38	10/15/20	2,700,000	d	2,814,750
Valeant Pharmaceuticals
International, Gtd. Notes	6.75	8/15/18	5,750,000	d	6,073,438
Valeant Pharmaceuticals
International, Gtd. Notes	6.75	8/15/21	1,440,000	d	1,510,200
VRX Escrow,
Sr. Unscd. Notes	6.13	4/15/25	2,820,000	d	2,925,750
					26,310,537
Retailers--2.7%
Argos Merger Sub,
Sr. Unscd. Notes	7.13	3/15/23	5,190,000	c,d	5,391,112
DriveTime Automotive Group,
Sr. Scd. Notes	8.00	6/1/21	4,730,000	c,d	4,528,975
Family Tree Escrow,
Sr. Scd. Notes	5.25	3/1/20	1,440,000	d	1,515,600
Family Tree Escrow,
Sr. Scd. Notes	5.75	3/1/23	4,070,000	d	4,304,025
Neiman Marcus Group,
Gtd. Notes	8.00	10/15/21	5,340,000	c,d	5,687,100
Neiman Marcus Group,
Gtd. Notes	8.75	10/15/21	3,905,000	c,d	4,158,825
Rite Aid,
Gtd. Notes	6.13	4/1/23	7,095,000	d	7,307,850
					32,893,487
Technology--5.9%
Alcatel-Lucent USA,
Sr. Unscd. Debs.	6.45	3/15/29	3,955,000		4,014,325
Alcatel-Lucent USA,
Gtd. Notes	6.75	11/15/20	3,060,000	d	3,274,200
Amkor Technology,
Sr. Unscd. Notes	6.38	10/1/22	2,318,000		2,399,130
Audatex North America,
Gtd. Notes	6.00	6/15/21	1,920,000	d	2,040,000
Audatex North America,
Gtd. Notes	6.13	11/1/23	1,040,000	d	1,103,700
CDW Finance,
Gtd. Bonds	6.00	8/15/22	4,570,000		4,922,804
CDW Finance,
Gtd. Notes	8.50	4/1/19	678,000		706,815
CommScope Holdings,
Sr. Unscd. Notes	6.63	6/1/20	6,186,000	c,d	6,371,580
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	3,140,000	d	3,326,830
Eagle Midco,
Sr. Unscd. Notes	9.00	6/15/18	1,590,000	d	1,625,775
First Data,

Sr. Scd. Notes	6.75	11/1/20	442,000	d	471,835
First Data,
Scd. Notes	8.25	1/15/21	1,979,000	d	2,127,425
First Data,
Scd. Notes	8.75	1/15/22	3,000,000	d	3,243,750
First Data,
Gtd. Notes	10.63	6/15/21	1,346,000		1,537,805
First Data,
Gtd. Notes	11.25	1/15/21	1,363,000	b	1,553,820
First Data,
Gtd. Notes	11.75	8/15/21	6,440,000		7,478,450
Infor Software Parent,
Gtd. Notes	7.13	5/1/21	6,245,000	c,d	6,207,905
Infor US,
Sr. Unscd. Notes	6.50	5/15/22	2,410,000	d	2,476,275
Micron Technology,
Sr. Unscd. Notes	5.50	2/1/25	2,385,000	d	2,408,850
Micron Technology,
Sr. Unscd. Bonds	5.88	2/15/22	2,500,000		2,648,150
Open Text,
Gtd. Notes	5.63	1/15/23	1,630,000	d	1,695,200
Project Homestake Merger,
Gtd. Notes	8.88	3/1/23	4,285,000	d	4,306,425
Sensata Technologies,
Gtd. Notes	5.63	11/1/24	1,165,000	d	1,245,094
Sophia,
Gtd. Notes	9.75	1/15/19	1,690,000	d	1,818,863
Sophia Holding Finance,
Gtd. Notes	9.63	12/1/18	3,920,000	d	3,973,900
					72,978,906
Transportation Services--2.0%
Marquette Transportation Finance,
Scd. Notes	10.88	1/15/17	8,115,000		8,409,169
Navios Maritime Acquisition,
Sr. Scd. Notes	8.13	11/15/21	6,265,000	d	6,327,650
Navios Maritime Holdings Finance,
Sr. Scd. Notes	7.38	1/15/22	3,177,000	d	2,978,438
Navios South American Logistics,
Gtd. Notes	7.25	5/1/22	6,815,000	d	6,636,106
					24,351,363
Wireless Communications--6.5%
Altice,
Gtd. Notes	7.63	2/15/25	1,150,000	d	1,157,906
Altice,
Gtd. Notes	7.75	5/15/22	7,925,000	c,d	8,078,547
Digicel Group,
Sr. Unscd. Notes	7.13	4/1/22	2,200,000	d	2,018,500
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	9,130,000	d	9,189,345
Digicel,
Gtd. Notes	6.75	3/1/23	3,150,000	d	3,059,438
Numericable-SFR,

Sr. Scd. Bonds	6.00	5/15/22	2,500,000	d	2,534,375
Numericable-SFR,
Sr. Scd. Bonds	6.25	5/15/24	5,640,000	d	5,717,550
Sprint Communications,
Gtd. Notes	7.00	3/1/20	3,870,000	d	4,286,025
Sprint Communications,
Sr. Unscd. Notes	7.00	8/15/20	5,055,000		5,159,259
Sprint Communications,
Gtd. Notes	9.00	11/15/18	5,185,000	d	5,962,750
Sprint Communications,
Sr. Unscd. Notes	11.50	11/15/21	2,525,000		3,061,563
Sprint,
Gtd. Notes	7.25	9/15/21	2,609,000		2,631,829
T-Mobile USA,
Gtd. Bonds	6.50	1/15/24	6,320,000		6,620,200
T-Mobile USA,
Gtd. Bonds	6.63	4/28/21	3,080,000		3,237,850
T-Mobile USA,
Gtd. Bonds	6.73	4/28/22	3,735,000		3,945,094
T-Mobile USA,
Gtd. Bonds	6.84	4/28/23	4,080,000	c	4,309,500
Wind Acquisition Finance,
Sr. Scd. Notes	6.50	4/30/20	2,645,000	d	2,813,619
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	6,220,000	d	6,468,800
					80,252,150
Wireline Communications--2.7%
CenturyLink,
Sr. Unscd. Notes, Ser. V	5.63	4/1/20	3,735,000		3,935,756
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	4,605,000	c	5,088,525
Frontier Communications,
Sr. Unscd. Notes	6.25	9/15/21	3,270,000		3,286,350
Frontier Communications,
Sr. Unscd. Notes	7.13	1/15/23	1,005,000		1,032,638
Frontier Communications,
Sr. Unscd. Notes	7.63	4/15/24	1,865,000		1,951,256
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	3,550,000		3,958,250
Level 3 Financing,
Gtd. Notes	7.00	6/1/20	900,000		965,250
Level 3 Financing,
Gtd. Notes	8.63	7/15/20	3,100,000		3,375,125
Telecom Italia Capital,
Gtd. Notes	6.00	9/30/34	2,705,000		2,806,438
Windstream,
Gtd. Notes	7.75	10/15/20	3,740,000		3,847,525
Windstream,
Gtd. Notes	7.75	10/1/21	2,940,000		2,947,350
					33,194,463
Total Bonds and Notes
(cost $1,141,892,093)					1,129,600,241

Floating Rate Loan Interests--1.2%
Construction Machinery--.4%
Neff Rental,
Second Lien Closing Date Loan	7.25	5/21/21	4,790,000	b	4,712,163
Energy--.4%
Templar Energy,
Second Lien Term Loan	8.50	11/25/20	7,500,000	b	5,135,963
Health Care--.4%
Onex Carestream Finance,
Second Lien Term Loan	9.50	12/5/19	4,688,832	b	4,690,004
Total Floating Rate Loan Interests
(cost $16,760,752)					14,538,130

Preferred Stocks--.5%			Shares		Value ($)
Banking
GMAC Capital Trust I,
Ser. 2, 8.13%
(cost $6,472,746)			248,504	[b]	6,523,230

Common Stocks--.1%
Metals & Mining
Global Brass & Copper Holdings
(cost $1,687,151)			101,940		1,574,973

Other Investment--6.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $75,117,941)			75,117,941	[e]	75,117,941
Investment of Cash Collateral for
Securities Loaned--8.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $101,077,070)			101,077,070	[e]	101,077,070
Total Investments (cost $1,343,007,753)			108.1%		1,328,431,585
Liabilities, Less Cash and Receivables			(8.1%)		(99,020,776)
Net Assets			100.0%		1,229,410,809

a	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
GBP--British Pound
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's securities on loan was
$138,128,686 and the value of the collateral held by the fund was $144,545,097, consisting of cash collateral of
$101,077,070 and U.S. Government and Agency securities valued at $43,468,027.
d	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities were valued at $557,448,086 or 4.7% of net assets.
e	Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized depreciation on investments was $14,576,168 of which $19,505,264 related to appreciated investment securities and $34,081,432 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	92.0
Money Market Investments	14.3
Bank Loans	1.2
Preferred Stocks	.5
Common Stocks	.1
108.1
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2015 (Unaudited)

		Foreign
Forward Foreign Currency		Currency			Unrealized
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

British Pound,
Expiring:
4/30/2015	a	1,300,000	1,961,072	1,987,335	(26,263)
4/30/2015	b	2,055,000	3,007,835	3,047,740	(39,905)

Euro,
Expiring:
4/30/2015	a	8,975,000	9,510,519	9,654,378	(143,859)
4/30/2015	b	7,165,000	7,594,860	7,707,367	(112,507)
4/30/2015	c	10,460,000	11,085,905	11,251,788	(165,883)
4/30/2015	d	6,335,000	6,714,650	6,814,539	(99,889)

					(588,306)	578
						579	(588,306)
						Total	(588,306)
Counterparties:

a	Barclays Bank
b	Goldman Sachs International
c	Commonwealth Bank of Australia
d	Morgan Stanley Capital Services

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,129,600,241	-	1,129,600,241
Equity Securities - Domestic Common Stocks+	1,574,973	-	-	1,574,973
Floating Rate Loan Interests+	-	14,538,130	-	14,538,130
Preferred Stocks+	-	6,523,230	-	6,523,230
Mutual Funds	176,195,011	-	-	176,195,011
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(588,306)	-	(588,306)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)